Property And Equipment, Net	12 Months Ended
Dec. 31, 2011
Property And Equipment, Net [Abstract]
Property And Equipment, Net

Note 5 — Property and Equipment, Net

Property and equipment as of December 31, 2011 and 2010 was as follows:

	Life	December 31,
		2011	2010
Manufacturing equipment	3-5 years	$1,998,000	$2,029,000
Research equipment	5 years	37,000	91,000
Computer equipment	3-4 years	42,000	60,000
Furniture and fixtures	7 years	39,000	39,000
Property and equipment, gross		2,116,000	2,219,000
Less: accumulated depreciation		2,099,000	2,111,000
Property and equipment, net		$17,000	$108,000

     Depreciation expense for the years ended December 31, 2011 and 2010 was approximately $91,000 and $129,000, respectively, including amortization expense relating to research and development assets.